SHARE-BASED PAYMENT (Tables)	6 Months Ended
Jun. 30, 2023
SHARE-BASED PAYMENT
Summary of assumptions used for estimating fair value of share-based awards, granted

For the period of
six months ended
June 30,
	2023	2022
	(unaudited)	(unaudited)
Weighted average expected term (years)	5.96-6.37	5.97-6.10
Interest rate	4.18%-4.21%	1.89%-2.41%
Volatility	47.56%-47.12%	51.50%-51.78%
Dividend yield	—	—

Summary of share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss

	For the period of
	six months ended
	June 30,
	2023	2022
	(unaudited)	(unaudited)
Cost of revenue	$159	$65
Research and development	295	130
Selling and marketing	261	237
General and administrative	413	300
	$1,128	$732

Summary of changes in outstanding share options

	For the period of six months
	ended June 30,
	2023 (unaudited)		2022 (unaudited)
		Weighted		Weighted
	Number	average	Number	average
	of options	exercise price	of options	exercise price
		$		$
Options at beginning of the period	5,286,884	3.21	3,854,651	1.61
Granted	264,291	4.25	1,317,338	4.17
Exercised	(23,126)	0.81	(113,178)	0.98
Forfeited	(79,476)	2.64	(204,579)	1.78
Options outstanding at end of the period	5,448,573	3.27	4,854,232	2.31
Options exercisable at end of the period	3,112,899	1.97	2,366,149	1.14